Document and Entity Information	May 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2024
Entity File Number	001-36129
Entity Registrant Name	ONEMAIN HOLDINGS, INC.
Entity Central Index Key	0001584207
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-3379612
Entity Address, Address Line One	601 N.W. Second Street
Entity Address, City or Town	Evansville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47708
City Area Code	812
Local Phone Number	424-8031
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	OMF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false